Partners' Capital (Narrative) (Detail)																																						1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 21, 2016 $ / shares shares	Feb. 12, 2016 USD ($) $ / shares shares	Feb. 05, 2016	Nov. 13, 2015 USD ($)	Nov. 06, 2015	Aug. 14, 2015 USD ($)	Aug. 10, 2015 USD ($)	Aug. 07, 2015	May. 15, 2015 USD ($)	May. 08, 2015	Feb. 13, 2015 USD ($)	Feb. 06, 2015	Jan. 30, 2015 shares	Nov. 14, 2014 USD ($)	Nov. 07, 2014	Aug. 14, 2014 USD ($)	Aug. 07, 2014	Jun. 17, 2014 USD ($) $ / shares	May. 15, 2014 USD ($)	May. 08, 2014	Feb. 14, 2014 USD ($)	Feb. 07, 2014	Nov. 14, 2013 USD ($)	Nov. 08, 2013 shares	Nov. 07, 2013		Oct. 07, 2013 USD ($) shares	Aug. 14, 2013 USD ($)	Aug. 09, 2013 USD ($)	Aug. 07, 2013		Aug. 01, 2013	May. 10, 2013 USD ($)	May. 06, 2013 USD ($)	Apr. 30, 2013	Feb. 12, 2013 USD ($)	Jan. 31, 2013	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Oct. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Nov. 08, 2013 USD ($)
Distribution Made to Limited Partner [Line Items]
Conversion ratio																											1.07											2.75						2.75
Distribution Made to Limited Partner, Unit Distribution | shares																																													1,271,935	387,991
Contribution from issuance of units																																															$ 714,000,000
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																													$ 58,800,000	$ 430,500,000
Preferred units, outstanding | shares																																						21,580,244	17,917,870.0					21,580,244	0.0	17,917,870.0
Preferred units, issued | shares																																							17,917,870.0						0.0	17,917,870.0
Distributions to partners																																										$ (101,000,000)	$ (111,400,000)		$ (819,500,000)	$ (470,500,000)	(419,700,000)
Distribution Made to Limited Partner, Date of Record								Aug. 07, 2015		May 08, 2015		Feb. 06, 2015			Nov. 07, 2014		Aug. 07, 2014			May 08, 2014		Feb. 07, 2014			Nov. 07, 2013	[1]				Aug. 07, 2013	[1]	Aug. 01, 2013			Apr. 30, 2013		Jan. 31, 2013
Distribution Made to Limited Partner, Distribution Date						Aug. 14, 2015			May 15, 2015		Feb. 13, 2015			Nov. 14, 2014		Aug. 14, 2014			May 15, 2014		Feb. 14, 2014		Nov. 14, 2013					Aug. 14, 2013	Aug. 09, 2013				May 10, 2013			Feb. 12, 2013
Dividends, Paid-in-kind		$ 12,800,000																																								13,100,000	10,400,000		$ 31,900,000	9,700,000
Incentive Distribution, Distribution Per Unit | $ / shares																																													$ 0.30
Distribution Made to General Partner, Cash Distributions Paid																																													$ 31,400,000	41,800,000	26,200,000
Net Distribution Paid To Limited Partner																																													175,600,000	101,600,000	50,000,000
Distribution Made to Limited Partner, Cash Distributions Paid						$ 74,300,000			$ 74,300,000		$ 74,300,000			$ 74,100,000		$ 74,100,000			$ 74,200,000		$ 74,100,000		$ 69,500,000					$ 34,300,000	$ 27,400,000				$ 27,400,000			$ 21,000,000						97,200,000	26,600,000		222,900,000	296,500,000	179,600,000
Investment in unconsolidated affiliates in period																																										5,500,000	17,900,000		41,800,000	144,400,000	151,500,000
Issuance of preferred equity of subsidiary																																														53,900,000	96,100,000
Distribution made to limited partners																																										0	$ 0		0	0	$ (5,500,000)
Cash																											$ 34,900,000													$ 34,900,000
Consideration transferred																																									$ 258,000,000
Percentage of voting interests acquired																																															65.00%
Preferred Stock Dividends, Shares | shares		1,404,317																																									414,325
Limited Partners' Capital Account, Distribution Amount																																											$ 10,500,000
Legacy Crestwood Credit Facility [Member]
Distribution Made to Limited Partner [Line Items]
Consideration transferred																																									$ 129,000,000
Non-Controlling Partners
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															$ 0
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																													$ 0	0
Issuance of preferred equity of subsidiary																																														53,900,000	96,100,000
Partners' Capital Account, Acquisitions																																															(182,300,000)
Limited Partner
Distribution Made to Limited Partner [Line Items]
Partners' Capital Account, Acquisitions																																															$ 182,300,000
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record	May 06, 2016
Distribution Made to Limited Partner, Distribution Date	May 13, 2016
Preferred Stock Dividends, Shares | shares	1,436,797
Crestwood Holdings | Majority Shareholder
Distribution Made to Limited Partner [Line Items]
Shares exchanged by acquirer | shares																											7,100,000
Cash Distribution
Distribution Made to Limited Partner [Line Items]
Limited Partners' Capital Account, Distribution Amount																																											74,300,000
Cash Distribution | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distribution declared per limited partner unit | $ / shares	$ 0.60
Tres Palacios Holdings LLC
Distribution Made to Limited Partner [Line Items]
Distribution Made to General Partner, Cash Distributions Paid																																														30,600,000
Investment in unconsolidated affiliates in period																																							$ 66,400,000			$ 5,500,000	5,700,000
Equity method ownership percentage																																										50.01%			50.01%
Cash																																							132,800,000
Jackalope Gas Gathering Services, L.L.C.
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																							$ 107,500,000
Equity method ownership percentage																																										50.00%			50.00%
Crestwood Niobrara LLC | Cash Distribution
Distribution Made to Limited Partner [Line Items]
Distribution made to limited partners																																													$ 11,300,000
Preferred Partner [Member]
Distribution Made to Limited Partner [Line Items]
Partners' Capital Account, Private Placement of Units, Price Per Unit | $ / shares																																													$ 25.10
Partners' Capital, Distribution Amount Per Share | $ / shares																																													0.5804
Limited Partner | Subordinated Unit
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Unit Distribution | shares																																															438,789
Partners' Capital Account, Units, Cash Distribution Threshold, Quarterly Distribution | $ / shares																																													1.30
Partners' Capital Account, Units, Conversion Threshold, Cumulative Distribution | $ / shares																																													$ 5.20
Legacy Crestwood [Member]
Distribution Made to Limited Partner [Line Items]
Incentive Distribution, Distribution																																															$ 9,300,000
CMLP
Distribution Made to Limited Partner [Line Items]
Distributions to partners																																															(11,800,000)
Arrow Midstream Holdings, LLC
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															200,000,000
Cash																																								550,000,000
Consideration transferred																																																$ 750,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																								8,826,125
Arrow Midstream Holdings, LLC | Non-Controlling Partners
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															$ 0
Preferred Units, Class C
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Unit Distribution | shares																																															183,995
Preferred Units, Class D
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Unit Distribution | shares																																															292,660
Preferred Units, Class A
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																														$ 17,529,879
Partners' Capital Account, Private Placement of Units, Price Per Unit | $ / shares																		$ 25.10																												$ 25,100
Proceeds from Issuance of Preferred Limited Partners Units, Gross							$ 60,000,000																																							$ 440,000,000
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units							$ 58,800,000																																							$ 430,500,000
Preferred Units, Class A | Maximum | Class A Purchasers
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																		$ 500,000,000
Preferred Units | Jackalope Gas Gathering Services, L.L.C.
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Unit Distribution | shares													3,680,570																																	11,419,241	2,161,657
Crestwood Equity Partners LP
Distribution Made to Limited Partner [Line Items]
Incentive Distribution Rights, Ownership Percentage																																										100.00%		100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest																																												99.90%	99.90%
Distribution Made to Limited Partner, Unit Distribution | shares		1,404,317																																											1,372,573
Contribution from issuance of units																																															$ 714,000,000
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																													$ (58,800,000)	$ (430,500,000)
Preferred units, outstanding | shares																																							0			62,122,562			60,718,245	0
Preferred units, issued | shares																																						59,345,672	0			62,122,562		59,345,672	60,718,245	0
Maximum Period For Distribution Of Available Cash																																													45 days
Distributions to partners																																										$ (95,600,000)	(25,800,000)		$ (171,500,000)	$ (102,500,000)	(68,400,000)
Distribution Made to Limited Partner, Date of Record			Feb. 05, 2016		Nov. 06, 2015			Aug. 07, 2015		May 08, 2015		Feb. 06, 2015			Nov. 07, 2014		Aug. 07, 2015			May 08, 2014		Feb. 07, 2014			Nov. 07, 2013					Aug. 07, 2013
Distribution Made to Limited Partner, Distribution Date		Feb. 12, 2016		Nov. 13, 2015		Aug. 14, 2015			May 15, 2015		Feb. 13, 2015			Nov. 14, 2014		Aug. 14, 2014			May 15, 2014		Feb. 14, 2014		Nov. 14, 2013					Aug. 14, 2013
Dividends, Paid-in-kind		$ 12,800,000																																											12,500,000
Distribution Made to Limited Partner, Cash Distributions Paid		$ 95,600,000		$ 94,300,000		$ 25,700,000			$ 25,700,000		$ 25,800,000			$ 25,600,000		$ 25,600,000			$ 25,700,000		$ 25,600,000		$ 25,000,000					$ 22,300,000										$ 378,300,000						$ 378,300,000	171,500,000	102,500,000	47,300,000
Investment in unconsolidated affiliates in period																																										5,500,000	18,100,000		42,000,000	108,600,000	151,500,000
Issuance of preferred equity of subsidiary																																														53,900,000	96,100,000
Distribution made to limited partners																																										$ 3,800,000	74,300,000		234,200,000	296,500,000	204,500,000
Preferred Stock Dividends, Shares | shares																																										1,400,000
Crestwood Equity Partners LP | Non-Controlling Partners
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															714,000,000
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																													$ (58,800,000)	(430,500,000)
Issuance of preferred equity of subsidiary																																														53,900,000	96,100,000
Partners' Capital Account, Acquisitions																																															(182,300,000)
Crestwood Equity Partners LP | Crestwood Holdings
Distribution Made to Limited Partner [Line Items]
Shares issued by acquiree | shares																											14,300,000
Crestwood Equity Partners LP | Cash Distribution
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record			Feb. 05, 2016
Distribution Made to Limited Partner, Distribution Date		Feb. 12, 2016
Distribution declared per limited partner unit | $ / shares		$ 1.3750
Crestwood Equity Partners LP | Preferred Partner [Member]
Distribution Made to Limited Partner [Line Items]
Partners' Capital, Contingent Distribution Amount Per Share | $ / shares																																													$ 0.2111
Partners' Capital, Distribution Amount Per Share | $ / shares																																													$ 0.2567
Partner's Capital, Unpaid Distribution, Accrual Percentage																																													2.8125%
Crestwood Equity Partners LP | Arrow Midstream Holdings, LLC
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															200,000,000
Crestwood Equity Partners LP | Arrow Midstream Holdings, LLC | Non-Controlling Partners
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																																															200,000,000
Crestwood Equity Partners LP | Preferred Units, Class A
Distribution Made to Limited Partner [Line Items]
Partners' Capital Account, Private Placement of Units, Price Per Unit | $ / shares																																													$ 9.13
Crestwood Equity Partners LP | Restricted units
Distribution Made to Limited Partner [Line Items]
Distributions to partners																																															$ (11,800,000)
Crestwood Gas Services GP, LLC [Member]
Distribution Made to Limited Partner [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest																																												0.10%	0.10%
Crestwood Niobrara LLC
Distribution Made to Limited Partner [Line Items]
Issuance of preferred equity of subsidiary																																														150,000,000
Distribution made to limited partners																																										$ 3,800,000
Crestwood Niobrara LLC | Tres Palacios Holdings LLC
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																													$ 5,700,000
Crestwood Niobrara LLC | Jackalope Gas Gathering Services, L.L.C.
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																											$ 8,800,000		$ 25,400,000	$ 105,200,000
Crestwood Niobrara LLC | Preferred Units
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Unit Distribution | shares																																										3,680,570
Crestwood Holdings
Distribution Made to Limited Partner [Line Items]
Cash																																								$ 10,000,000
Cash payments to unitholders upon completion of merger																																		$ 10,000,000

[1]	Represents distributions associated with Inergy Midstream limited partner units.